Segment information (Operating segment) (Details) - segment		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue, Major Customer [Line Items]
Number of operating segments		1
Customer Concentration Risk | Contract Revenues
Revenue, Major Customer [Line Items]
Revenue, major customer		100.00%	100.00%	100.00%
Customer Concentration Risk | Contract Revenues | BP
Revenue, Major Customer [Line Items]
Revenue, major customer		44.80%	41.50%	35.00%
Customer Concentration Risk | Contract Revenues | ExxonMobil
Revenue, Major Customer [Line Items]
Revenue, major customer	[1]	32.10%	26.40%	14.50%
Customer Concentration Risk | Contract Revenues | Tullow
Revenue, Major Customer [Line Items]
Revenue, major customer		13.50%	17.40%	18.80%
Customer Concentration Risk | Contract Revenues | Chevron
Revenue, Major Customer [Line Items]
Revenue, major customer		8.50%	14.70%	12.10%
Customer Concentration Risk | Contract Revenues | Total
Revenue, Major Customer [Line Items]
Revenue, major customer		0.00%	0.00%	19.60%
Customer Concentration Risk | Contract Revenues | Other
Revenue, Major Customer [Line Items]
Revenue, major customer		1.10%	0.00%	0.00%

[1]	The ExxonMobil drilling contract for the West Aquarius was assigned to Hibernia Management and Development Co. Ltd during 2015, 2014 and part of 2013 and to Statoil Canada Ltd. during part of 2013